Themes US Cash Flow Champions ETF

(the “Fund”)

a series of Themes ETF Trust (the “Trust”)

February 14, 2025

Supplement to the Prospectus

dated January 27, 2025

Effective February 14, 2025, the Fund’s ticker symbol changed from USCF to LGCF and all references to “USCF” should be replaced with “LGCF.”

If you have any questions, please call 1-866-5Themes (1-866-584-3637).

Please retain this Supplement for future reference.